Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 27,181	$ 26,671
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	24,553	24,245
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 2,627	$ 2,426